ACCOUNTS RECEIVABLE (Detail Textuals)	12 Months Ended
	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($) customer	Dec. 31, 2018 USD ($) customer
Revenue, Major Customer
Number of customers | customer	2	2
Allowance for Doubtful Accounts Receivable, Current	$ 15,477	$ 10,774
Concentration Risk, Percentage	98.20%	97.10%	97.40%
Customer Two
Revenue, Major Customer
Concentration Risk, Percentage	20.00%	20.00%
Major Customers
Revenue, Major Customer
Number of customers | customer	3	3	4
Major Customers | Net revenue
Revenue, Major Customer
Number of customers | customer	3	3	4
Concentration Risk, Percentage	61.00%	58.00%	76.00%
Major Customers | Net revenue | Ge Diao Ping Yuan
Revenue, Major Customer
Concentration Risk, Percentage	16.00%		28.00%
Major Customers | Net revenue | Ping Yue Jian Nan
Revenue, Major Customer
Concentration Risk, Percentage			25.00%
Major Customers | Net revenue | Zi Xi Tai
Revenue, Major Customer
Concentration Risk, Percentage			12.00%
Major Customers | Net revenue | Taida Shang Qing Cheng
Revenue, Major Customer
Concentration Risk, Percentage	29.00%
Major Customers | Net revenue | Ge Diao Song Jian
Revenue, Major Customer
Concentration Risk, Percentage		16.00%	11.00%
Major Customers | Net revenue | Taida He Yue Hai
Revenue, Major Customer
Concentration Risk, Percentage		31.00%
Major Customers | Net revenue | Wanke Xi Lu
Revenue, Major Customer
Concentration Risk, Percentage	16.00%	11.00%
Major Customers | Accounts receivable
Revenue, Major Customer
Number of customers | customer	3	3	4
Major Customers | Accounts receivable | Ge Diao Ping Yuan
Revenue, Major Customer
Accounts receivable	$ 311,172		$ 230,803
Major Customers | Accounts receivable | Ping Yue Jian Nan
Revenue, Major Customer
Accounts receivable			62,783
Major Customers | Accounts receivable | Zi Xi Tai
Revenue, Major Customer
Accounts receivable			67,969
Major Customers | Accounts receivable | Taida Shang Qing Cheng
Revenue, Major Customer
Accounts receivable	1,851,254
Major Customers | Accounts receivable | Ge Diao Song Jian
Revenue, Major Customer
Accounts receivable		$ 185,216	$ 120,080
Major Customers | Accounts receivable | Taida He Yue Hai
Revenue, Major Customer
Accounts receivable		192,679
Major Customers | Accounts receivable | Wanke Xi Lu
Revenue, Major Customer
Accounts receivable	$ 281,723	$ 377,276